SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2020	May 31, 2020	Mar. 31, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 31, 2018
Cash				$ 1,321,244	$ 258,101	$ 663,511
Additional impairment					151,500
Change in income tax benefit					53,500
Estimated tax benefit					43,000
Net Income (loss)				791,992	(466,577)
INVESTMENT IN AND NOTES RECEIVABLE FROM RELATED COMPANY				75,000	$ 179,000
Market rate of interest					14.00%
Pandemic related loans		$ 487,900
Accumulated deficit				$ (1,208,089)	$ (2,000,081)
Borrowed amount		460,400
Additional loan		27,500
Change in working capital deficit, description				Working capital of $371,693, an increase of $789,688 from the year-end deficit of $471,995.
Deferred payments		$ 93,602	$ 93,602		151,500
Advertising expense					49,618
Estimated useful life of the acquired Dairy Queen				14 years
Amortization current year				$ 2,000
Amortization year two				2,000
Amortization year three				2,000
Amortization year four				2,000
Amortization year five				2,000
Fair value of warrants				$ 102,503	16,401
Stock warrants issued to placement agent, Exercise price				$ 3.30
Accumulated amortization				$ 9,000	7,000
Operating Loss Carryforwards					159,000
After tax profit				791,922
Impairment of asset held for sale				$ 190,493	$ 93,488
Share Exchange [Member] | BTND, LLC [Member] | July 30, 2018 [Member]
Equity Method Investment, Ownership Percentage of related party				100.00%
Shares issued to related party as consideration				3,298,000
Business Acquisition, Percentage of Voting Interests granted As consideration to related party				85.90%
Richmond [Member]
Impairment of asset held for sale	$ 100,000